Litigation	3 Months Ended
Mar. 31, 2013
Litigation Disclosure [Abstract]
Litigation Disclosure [Text Block]

Note 10. Litigation

Claims and Proceedings

1) On June 29, 2012, a purported class action complaint was filed in the District Court, Fourth Judicial District, Hennepin County, Minnesota (the “Minnesota Court”), naming Stratasys, Inc., the members of its board of directors, and Objet’s two indirect, wholly-owned subsidiaries party to the merger agreement (Seurat Holdings Inc., a Delaware corporation and an indirect wholly-owned subsidiary of Objet, or Holdco, and Oaktree Merger Inc., a Delaware corporation, or Merger Sub) as defendants. On July 2, 2012, another purported class action complaint was filed in the Court of Chancery of the State of Delaware (the “Delaware Court”), naming the same persons as well as Objet as defendants. A third purported class action was filed on July 17, 2012, also in the Minnesota Court naming the same parties (except for Objet) as defendants. The complaints generally allege that, in connection with approving the merger, the Stratasys, Inc. directors breached their fiduciary duties owed to Stratasys, Inc. stockholders and that Stratasys, Inc., Objet, Holdco and Merger Sub knowingly aided and abetted the Stratasys, Inc. directors’ breaches of their fiduciary duties. The complaints sought, among other things, certification of the case as a class action, an injunction against the consummation of the transaction, a judgment against the defendants for damages, and an award of fees, expenses and costs to plaintiffs and their attorneys.

While the Company and the other defendants believe that each of the aforementioned lawsuits is without merit and that the Company has valid defenses to all claims, in an effort to minimize cost and expense of any litigation relating to such lawsuits, on September 6, 2012, the Company and other defendants entered into a memorandum of understanding (“MOU”) with the parties to the actions pending in the Chancery Court and the Minnesota Court, pursuant to which the Company and such parties agreed in principle, and subject to certain conditions, to settle those stockholder lawsuits. Subject to approval of the appropriate court and further definitive documentation, the MOU establishes a framework to resolve the allegations against the Company and other defendants in connection with the merger agreement and contemplates a release and settlement by the plaintiffs of all claims against the Company and other defendants and their affiliates and agents in connection with the Merger Agreement. In exchange for such release and settlement, pursuant to the terms of the MOU, the parties agreed, after arm’s-length negotiations, that Stratasys, Inc. would file a Current Report on Form 8-K amending and supplementing the applicable disclosure in the joint proxy statement/prospectus, dated August 8, 2012, which had been sent to Stratasys, Inc. stockholders.

The plaintiffs are presently engaged in confirmatory discovery with respect to the disclosures made in the proxy statement/prospectus. In addition, the parties are engaged in negotiating a final settlement agreement, which will be submitted to the Delaware Court for approval. However, if the conditions set forth in the MOU are not satisfied or the Delaware Court fails to approve the settlement, the litigation will proceed, and the Company intends to continue to vigorously defend these actions.

The Company recorded a provision in 2012 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

2) In May 2004, a former employee sued the Company and one of the Company’s directors demanding that the Company issue to him an option to purchase 1.75% of Objet’s outstanding shares and compensate him in an amount equal to NIS 315,000 ($85,000). The cause of action was an alleged breach of certain undertakings made by the Company to the former employee. Additionally, he claimed that the Company failed to pay his salary and certain social benefits with respect to a certain period of time. The Company filed a statement of defense in which the Company denied any wrongdoing in this action. In May 2011, the court ruled in the Company’s favor, denying all of the former employee’s claims. The former employee appealed the decision to the national labor court, but the Company reached a settlement with the former employee, agreeing to pay NIS 100,000 ($27,000), in November 2012, which was approved by the court, and the appeal was dismissed.

3) In October 2007, a former supplier of Objet brought an action against Objet and the former directors of its European subsidiary (one of whom, Ilan Levin, is a current director of the Company) in a Brussels commercial court, claiming damages of €566,000 ($747,000), plus interest and related legal and litigation costs. On April 26, 2010, the court held Objet and its subsidiary’s former directors jointly and severally liable for the full amount claimed. Objet along with its subsidiary’s former directors filed an appeal of the judgment in May 2010, with respect to which the final judgment is expected to be rendered in 2013. In keeping with required procedures related to the litigation, in July 2011, the Company deposited the full amount of the original judgment in favor of the former supplier, plus interest and litigation costs (€690,000, or $911,000, in total) into a blocked, state-owned account in the Company’s name, to be held pending the outcome of the appeal.

Objet recorded a provision in 2007 and 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management. Management believes that there is no material exposure to loss in excess of the amount accrued.

4) In December 2008, another employee, whose employment with the Company was subsequently terminated, filed a claim against the Company demanding that, based on an alleged undertaking the Company had made, the Company issue to him an option that would allow him to maintain an equity interest of 1.45% in the Company, as well as reimburse salary reductions he had suffered in an aggregate sum of NIS 552,000 ($148,000). In July 2009, the Company filed its statement of defense, rejecting the claims raised by the former employee. Together with the former employee, the Company initiated mediation of the dispute, but did not reach a settlement. The former employee later amended his initial pleading to seek an additional NIS 441,000 ($118,000) on account of alleged wrongful termination by the Company, and consequently, the Company filed an amended statement of defense on June 2011. The former employee later amended his statement of claim for the second time, so that it will include a claim that the Company never granted him options. The action is currently ongoing and is being litigated in an Israeli labor court. Evidentiary hearings took place on February 7, 2013 and April 4, 2013 and summation briefs are due to be submitted by the parties.

Objet recorded a provision in 2008 for probable losses, which are reasonably estimable, arising from this claim, as estimated by management.

It is reasonably possible that the loss arising from this claim will be greater than the amount accrued, up to the entire amount claimed.

5) On April 15, 2012, the Company and a former distributor signed a mediation / arbitration agreement in order to either amicably resolve or arbitrate, in Israel, a dispute related to a distributorship agreement with the former distributor that the Company had terminated for cause. Without waiving any of its rights, and for the purpose of mediation, the former distributor has claimed compensation of $1.5 million for, among other things, its alleged investment in building a market for the Company’s products, while the Company has claimed approximately $0.5 million (under a similar reservation of rights), for amounts owed to it by the distributor under the distributorship agreement, damages to the Company’s reputation and lost profits. The first mediation meeting under the mediation / arbitration agreement was held on July 18, 2012, and it has been followed by additional meetings that the mediator has held with each of the parties separately. The mediation is still in progress as of the date of these financial statements.

Management does not believe that the allegations made by the former distributor will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

6) On March 4, 2013, the Company was notified of two lawsuits purportedly filed in an Israeli district court against the Company by four current or former minority shareholders and former directors of the Company. The lawsuits purportedly demand that the Company amend its capitalization table such that certainshares previously issued to Objet shareholders named as defendants would be recognized as being owned by the plaintiffs with a consequent reduction of the share ownership of the named defendants. The lawsuits also name as defendants Elchanan Jaglom, Chairman of the Executive Committee of the Company’s board of directors, David Reis, Chief Executive Officer, various shareholders of the Company who were also shareholders of Objet, and, in one of the lawsuits, Ilan Levin, a director. The lawsuits allege in particular that a series of investments in Objet during 2002 and 2003 was effected at a price per share that was below fair market value, thereby illegally diluting those shareholders that did not participate in the investments. The plaintiffs also allege that a portion of the amount invested in those transactions was actually invested by an investor who was already a shareholder of Objet and allegedly acting in concert with Mr. Jaglom, and that the interest of these two shareholders in these transactions was not properly disclosed to the minority shareholders at the time. The lawsuits furthermore claim that the Company effectively engaged in backdating the issuance of certain shares, in that shares that Objet reported as having been issued in 2006 and 2007 were actually issued at a subsequent date—as late as 2009. In April 2013, the Company, the plaintiffs and all other defendants agreed that the defendants will submit their statement of defense by May 26, 2013. A pre-trial hearing will take place in June 2013. The foreign defendants accepted the jurisdiction of the Israeli court, and the hearing of both claims will be united. The court approved the parties’ agreement.

The Company believes that these claims are all entirely baseless and that the transactions in question were conducted in accordance with applicable law. Management does not believe that these lawsuits will have a material adverse effect on our operations or financial condition, and the Company intends to vigorously defend these lawsuits.

The Company is a party to various other legal proceedings, in the normal course of its business. The Company accrues for a loss contingency when it determines that it is more likely than not, after consultation with management, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the outcome of these legal proceedings, either individually or in the aggregate, will not have a material adverse effect on the financial position, results of operations or cash flows of the Company.